Restructuring Charges	12 Months Ended
Jun. 30, 2023
Restructuring and Related Activities [Abstract]
Restructuring Charges
Note 5. Restructuring Charges
During Fiscal Year 2023, Sphere Entertainment implemented a cost reduction program which resulted in the recognition of termination benefits for a workforce reduction of certain executives and employees. The Company recognized restructuring charges of $10,241, net of contributory credits from the Company to Sphere Entertainment for the Company’s corporate employees. Restructuring charges are inclusive of $2,293 of share-based compensation expenses. As of June 30, 2023, the Company had a restructuring accrual of $2,530, shown in accounts payable, accrued and other current liabilities.
For Fiscal Year 2022, the Company recorded restructuring charges of $5,171, net of contributory credits from the Company to Sphere Entertainment for the Company’s corporate employees. Restructuring charges are inclusive of $1,612 of share-based compensation expenses. As of June 30, 2022, the Company had a restructuring accrual of $3,210, shown in accounts payable, accrued and other current liabilities of which was paid prior to June 30, 2023.
For Fiscal Year 2021, the Company recorded restructuring charges of $14,691, primarily related to termination benefits provided to employees, of which all amounts have been paid as of June 30, 2022. These measures included reductions in full-time workforce in August 2020 and November 2020.